Long-Lived Assets	12 Months Ended
Mar. 31, 2011
Long-Lived Assets
Long-Lived Assets
(7)	Long-Lived Assets

The Company periodically reviews the recorded value of its long-lived assets to determine if the future cash flows to be derived from these assets or related asset group will be sufficient to recover the remaining recorded asset values. Impairment losses are included in other deductions in the consolidated statements of operations, and are not charged to segment profit.

The Company recognized impairment losses in the aggregate of 34,692 million yen of long-lived assets during fiscal 2011.

The Company recorded impairment losses for certain machinery and equipment, and other assets related to domestic and overseas flat TV manufacturing facilities. As a result of the continuously substantial decline of product prices and the yen appreciation, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was determined through an appraisal based on the repurchase cost.

The Company also recorded impairment losses for certain finite-lived intangible assets related to right of trademark of "SANYO." The Company decided "Panasonic" will be the only brand that conveys corporate messages for all the business groups, except for a certain regions and products, and as a result, the Company estimated the carrying amounts of the assets would not be recoverable through future cash flows. The fair value was based on the discounted estimated cash flows expected to result from the use of the assets.

Impairment losses of 14,746 million yen, 4,133 million yen, 12,820 million yen and 2,993 million yen were related to "Digital AVC Networks," "PEW and PanaHome," "SANYO" and the remaining segments, respectively.

The Company recognized impairment losses in the aggregate of 79,259 million yen of long-lived assets during fiscal 2010.

The Company recorded impairment losses for certain machinery and finite-lived intangible assets related to domestic liquid crystal display panel manufacturing facilities. As a result of the continuously substantial decline of product prices, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was based on the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company also recorded impairment losses for certain land, buildings, and machinery and equipment related to domestic battery manufacturing facilities. Due to the revamp of manufacturing capacity of lithium-ion battery business, certain factories experienced a downturn in profitability. In addition, the Company had to transfer a part of its nickel-hydrogen battery business in relation to the acquisition of SANYO. As a result, the carrying amounts of certain domestic battery manufacturing facilities would not be recoverable through future cash flows. The fair value of land was determined through an appraisal based on the comparable sales method. The fair value of buildings, and machinery and equipment was determined through an appraisal based on the repurchase cost.

Impairment losses of 37,872 million yen, 13,805 million yen, 17,587 million yen, 8,897 million yen and 1,098 million yen were related to "Digital AVC Networks," "Home Appliances," "Components and Devices," "SANYO" and the remaining segments, respectively.

The Company recognized impairment losses in the aggregate of 313,466 million yen of long-lived assets during fiscal 2009.

The Company recorded impairment losses for certain buildings, machinery and finite-lived intangible assets related to domestic liquid crystal display panel manufacturing facilities. As a result of the substantial decline of product prices due to the significant market downturn, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of buildings and remaining assets, respectively, was determined through an appraisal based on the comparable sales method and the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company also recorded impairment losses for certain buildings, machinery and finite-lived intangible assets related to domestic and overseas plasma display panel manufacturing facilities. As a result of the substantial decline of product prices due to the significant market downturn, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of buildings and remaining assets, respectively, was determined through an appraisal based on the comparable sales method and the orderly liquidation value.

Impairment losses of 252,372 million yen, 18,396 million yen, 19,077 million yen, 18,482 million yen and 5,139 million yen were related to "Digital AVC Networks," "Home Appliances," "PEW and PanaHome," "Components and Devices" and the remaining segments, respectively.